Liabilities under insurance contracts - Narrative (Details)	12 Months Ended
Dec. 31, 2025
Maximum
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insured capital of premium contributed, percentage received by beneficiaries	102.00%
Minimum
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insured capital of premium contributed, percentage received by beneficiaries	101.00%